FAIR VALUE (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate, carrying amount	$ 296	$ 268
Other real estate, valuation allowance	158	68
Outstanding balance	454	336
Other real estate, write-down	$ 157	$ 68
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Appraisal values discounted to allow for selling expenses and fees	5.00%
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Appraisal values discounted to allow for selling expenses and fees	10.00%